COMMITMENTS AND CONTINGENCIES (Tables)	9 Months Ended
Sep. 30, 2023
Notes and other explanatory information [abstract]
SCHEDULE OF REMAINING ANNUAL RENTAL PAYMENTS LEASE	Remaining minimum annual rental payments to the lease expiration dates are as follows:
October 1, 2023 to December 31, 2023	$66,019
2024 and beyond	457,230
$523,249